Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (7,913,134)	$ (6,908,174)	$ (9,441,535)	$ (9,253,323)
Adjustments to reconcile net loss to net cash used by operating activities
Stock based compensation	964,779	387,227	722,934	1,203,663
Depreciation expense	5,187	4,659	6,270	1,325
Change in assets and liabilities
Decrease (increase) in prepaid expenses	1,280,503	(250,858)	(1,392,778)	(10,014)
(Increase) in prepaid expenses - related party	(14,358)	0
Decrease in subscription receivable	2,761	0	(2,761)	0
(Decrease) in accrued expenses - related party	(36,434)	36,547
Increase in accounts payable	951,302	231,970	(328,878)	659,146
Increase in accrued expenses	57,708	22,880	(168,910)	273,406
Total adjustments	3,211,448	432,425	(875,065)	2,100,747
Net Cash Used in Operating Activities	(4,701,686)	(6,475,749)	(10,316,600)	(7,152,576)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(2,947)	(11,827)	(11,827)	(54,943)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of preferred stock, net of transaction costs			13,532,546
Proceeds from note payable	0	28,904	28,904	0
Repayments on note payable	(10,511)	(10,511)	(18,394)	0
Proceeds from exercise of common stock warrants	274	2,363	5,651	6,132
Net Cash (Used in) Provided by Financing Activities	(10,237)	20,756	13,548,707	6,132
NET DECREASE IN CASH	(4,714,870)	(6,466,820)	3,220,280	(7,201,387)
CASH AT BEGINNING OF PERIOD	11,230,637	8,010,357	8,010,357	15,211,744
CASH AT END OF PERIOD	6,515,767	1,543,537	$ 11,230,637	$ 8,010,357
DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Conversion of convertible redeemable preferred stock to common stock			18,524,163	1,419,410
Conversion of convertible redeemable preferred stock to common stock	244,179	$ 4,002,153
Accounts Payable [Member]
Change in assets and liabilities
(Decrease) in accrued expenses - related party			$ (200,000)	$ 0
Accrued Liabilities [Member]
Change in assets and liabilities
(Decrease) in accrued expenses - related party			389,058	(51,779)
Common Stock [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ 0		0	0
Adjustments to reconcile net loss to net cash used by operating activities
Consulting services paid by issuance			0	25,000
Series B Units [Member]
Adjustments to reconcile net loss to net cash used by operating activities
Consulting services paid by issuance			$ 100,000	$ 0